Financial Instruments and Fair Value Measurements - Derivatives Not Designated As Hedging Isntruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate swaps	$ (54,073)	$ (68,943)	$ (120,505)
Foreign currency forward contracts	0	(1,538)	1,104
Total	(54,073)	(69,465)	(122,409)
Loss On Interest Rate Swaps
Interest rate swaps	(54,073)	(68,943)	(120,505)
Other Net
Forward freight agreements	0	1,016	(3,008)
Foreign currency forward contracts	$ 0	$ (1,538)	$ 1,104